Securities (Summary of Proceeds and Realized Gain/(Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Securities [Abstract]
Proceeds from: Sales of securities available for sale	$ 10,461	$ 21,799	$ 4,304
Gross realized gains from sold and called securities		539	139
Gross realized losses from sold and called securities	$ (188)	(32)	(21)
Gross gains from business combinations		$ 5	$ 100